CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBT
Schedule of carrying amount of the convertible notes

The carrying amount of the convertible notes as of December 31, 2025 was as follows:

	Maturities	Stated interest rate	Effective interest rate	Principal amount outstanding	Unamortized debt discount (accretion)	Unamortized issuance costs	Carrying amount
2029 Notes	June 2029	2.00%	7.06%	587.5	(85.1)	(10.8)	491.6
2030 Notes	September 2030	1.00%	4.15%	1,818.4	(224.4)	(30.2)	1,563.8
2031 Notes	June 2031	3.00%	6.87%	612.5	(112.2)	(11.4)	488.9
2032 Notes	September 2032	2.75%	4.88%	1,818.4	(228.7)	(30.8)	1,558.9
Total convertible debt				4,836.8	(650.4)	(83.2)	4,103.2

Schedule of total interest

2025
Contractual interest expense	31.4
Amortization of debt discount (accretion) and issuance costs	49.2
Less: capitalized interest	(28.0)
Total	52.6

Schedule of fair value of the convertible senior notes

2025
2.00% Convertible Senior Notes due June 2029	904.5
3.00% Convertible Senior Notes due June 2031	937.5
1.00% Convertible Senior Notes due September 2030	1,541.9
2.75% Convertible Senior Notes due September 2032	1,538.6
Total fair value of convertible debt	4,922.5